Securities - (Detail Textuals) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Securities pledged as collateral	$ 21,121,613	$ 20,420,437
Securities sold under agreements to repurchase	9,165,462	9,541,242
Gross realized gains on sales of available-for-sale securities	429,105	907,908
Gross realized losses on sales of available-for-sale securities	(20,352)	(10,007)
Reclassification adjustment for realized gains (losses) included in net income, taxes	138,976	305,286
Debt securities, fair value	$ 40,587,408	$ 71,198,051
Percentage of available-for-sale investment portfolio	42.00%	65.00%